Business Combination (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets			$ 9,029	$ 8,798
Noncurrent assets			27,552	24,635
Total assets			36,581	33,433
Liabilities
Current liabilities			10,316	8,645
Noncurrent liabilities			867	1,197
Total liabilities			11,183	9,842
Total stockholders’ equity			25,398	23,591
Total liabilities and equity			36,581	33,433
Revenues		$ 3,877	7,366	8,470
Net loss		$ (20,637)	$ (57,904)	(20,828)
Predecessor [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 69,928
Cash and cash equivalents	10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	588
Operating lease right of use asset	557
Property and equipment, net	133
Other assets	42
Total assets acquired	34,627
Accounts payable	461
Accrued liabilities	911
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,337
Total liabilities assumed	8,821
Goodwill	44,122
Assets
Current assets				8,569
Total assets				29,280
Liabilities
Current liabilities				5,415
Total liabilities				5,889
Total stockholders’ equity				23,391
Total liabilities and equity				$ 29,280
Prepaid assets and other current assets	408
Total assets acquired	33,876
Accounts payable	443
Accrued liabilities	969
Deferred tax liability	4,217
Total liabilities assumed	8,741
Goodwill	$ 44,793
Predecessor [Member] | Property Subject to Operating Lease [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	3 years
Predecessor [Member] | Property, Plant and Equipment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	3 years
Predecessor [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 9,268
Weighted Average Useful Life	10 years
Intangible assets	$ 8,697
Predecessor [Member] | Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
Intangible assets	$ 2,703
Predecessor [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years
Intangible assets	$ 5,604
Predecessor [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	7 years
Intangible assets	$ 3,294